UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 44.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	15,912	$167
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,449	23
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	4,016	30
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,047	23
SEI Institutional Managed Trust Real Return Fund, Class Y	4,597	46
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	4,331	46

Total Fixed Income Funds (Cost $335) ($ Thousands)		335

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	14,925	151
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	3,538	38
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	4,210	38

Total Multi-Asset Funds (Cost $229) ($ Thousands)		227

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	2,023	23
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,320	23

Total Equity Funds (Cost $45) ($ Thousands)		46

MONEY MARKET FUND (A)— 20.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	152,214	152

Total Money Market Fund (Cost $152) ($ Thousands)		152

Total Investments — 100.1% (Cost $761) ($ Thousands) ‡		$760

Percentages are based on Net Assets of $759 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2015.

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$760	$—	$—	$760

Total Investments in Securities	$760	$—	$—	$760

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $761 ($Thousands), and the unrealized appreciation and depreciation were $ 3 ($ Thousands) and ($4) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	39,792	$419
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	37,412	349
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	14,591	140
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	91,955	698
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	55,698	419
SEI Institutional Managed Trust Real Return Fund, Class Y	42,101	419
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	52,939	559

Total Fixed Income Funds (Cost $3,011) ($ Thousands)		3,003

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	103,161	1,046
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	45,410	489
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	61,878	558

Total Multi-Asset Funds (Cost $2,106) ($ Thousands)		2,093

EQUITY FUNDS — 16.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	56,049	625
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	32,481	556

Total Equity Funds (Cost $1,157) ($ Thousands)		1,181

MONEY MARKET FUND (A)— 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	697,942	698

Total Money Market Fund (Cost $698) ($ Thousands)		698

Total Investments — 99.9% (Cost $6,972) ($ Thousands) ‡		$6,975

Percentages are based on Net Assets of $6,979 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2015.

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$6,975	$—	$—	$6,975

Total Investments in Securities	$6,975	$—	$—	$6,975

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $6,972 ($Thousands), and the unrealized appreciation and depreciation were $55 ($ Thousands) and ($52) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 38.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	24,352	$257
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	26,673	255
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	59,064	448
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	68,342	515
SEI Institutional Managed Trust Real Return Fund, Class Y	38,614	384
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	54,767	578

Total Fixed Income Funds (Cost $2,461) ($ Thousands)		2,437

MULTI-ASSET FUNDS — 35.0%
SEI Multi-Asset Accumulation Fund, Class Y	60,578	640
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	63,027	639
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	29,788	321
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	70,832	639

Total Multi-Asset Funds (Cost $2,272) ($ Thousands)		2,239

EQUITY FUNDS — 26.9%
SEI Institutional Managed Trust Large Cap Fund, Class Y	12,929	193
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	80,172	895
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	37,635	644

Total Equity Funds (Cost $1,725) ($ Thousands)		1,732

Total Investments — 99.9% (Cost $6,458) ($ Thousands) ‡		$6,408

Percentages are based on Net Assets of $6,415 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
4/30/15	Brown Brothers Harriman	EUR 59	USD 64	$1

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$6,408	$—	$—	$6,408

Total Investments in Securities	$6,408	$—	$—	$6,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts - appreciation**	$—	$1	$—	$1
Forwards Contracts - depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$1	$—	$1

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $6,458 ($Thousands), and the unrealized appreciation and depreciation were $21 ($ Thousands) and ($71) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 63.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	22,355	$225
SEI Institutional International Trust International Equity Fund, Class Y	51,379	509
SEI Institutional Managed Trust Large Cap Fund, Class Y	74,531	1,112
SEI Institutional Investment Trust Small Cap Fund, Class Y	14,219	192

Total Equity Funds (Cost $2,030) ($ Thousands)		2,038

MULTI-ASSET FUND — 20.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	60,562	640

Total Multi-Asset Fund (Cost $644) ($ Thousands)		640

FIXED INCOME FUNDS — 16.2%
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	26,876	257
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	34,146	257

Total Fixed Income Funds (Cost $529) ($ Thousands)		514

Total Investments — 99.9% (Cost $3,203) ($ Thousands) ‡		$3,192

Percentages are based on Net Assets of $3,197 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
4/30/15	Brown Brothers Harriman	EUR 88	USD 96	$1

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$3,192	$—	$—	$3,192

Total Investments in Securities	$3,192	$—	$—	$3,192

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts - appreciation*	$—	$1	$—	$1
Forwards Contracts - depreciation*	—	—	—	—

Total Other Financial Instruments	$—	$1	$—	$1

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $3,203 ($Thousands), and the unrealized appreciation and depreciation were $16 ($ Thousands) and ($27) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 36.0%
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	29,812	$285
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	48,946	369
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	77,419	817

Total Fixed Income Funds (Cost $1,478) ($ Thousands)		1,471

MULTI-ASSET FUNDS — 33.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	77,252	817
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	11,379	122
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	45,154	407

Total Multi-Asset Funds (Cost $1,360) ($ Thousands)		1,346

EQUITY FUNDS — 30.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	12,297	124
SEI Institutional International Trust International Equity Fund, Class Y	32,602	323
SEI Institutional Managed Trust Large Cap Fund, Class Y	46,570	695
SEI Institutional Investment Trust Small Cap Fund, Class Y	9,149	123

Total Equity Funds (Cost $1,257) ($ Thousands)		1,265

Total Investments — 99.9% (Cost $4,095) ($ Thousands) ‡		$4,082

Percentages are based on Net Assets of $4,086 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
4/30/15	Brown Brothers Harriman	EUR 91	USD 99	$1

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,082	$—	$—	$4,082

Total Investments in Securities	$4,082	$—	$—	$4,082

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts - appreciation**	$—	$1	$—	$1
Forwards Contracts - depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$1	$—	$1

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $4,095 ($Thousands), and the unrealized appreciation and depreciation were $ 27 ($ Thousands) and ($40) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 43.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	42,802	$430
SEI Institutional International Trust International Equity Fund, Class Y	94,172	933
SEI Institutional Managed Trust Large Cap Fund, Class Y	137,251	2,048
SEI Institutional Investment Trust Small Cap Fund, Class Y	25,449	343

Total Equity Funds (Cost $3,722) ($ Thousands)		3,754

MULTI-ASSET FUNDS — 32.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	162,325	1,716
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	15,980	172
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	95,183	858

Total Multi-Asset Funds (Cost $2,784) ($ Thousands)		2,746

FIXED INCOME FUNDS — 24.1%
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	62,931	602
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	91,727	691
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	73,512	776

Total Fixed Income Funds (Cost $2,102) ($ Thousands)		2,069

Total Investments — 99.9% (Cost $8,608) ($ Thousands) ‡		$8,569

Percentages are based on Net Assets of $8,580 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
4/30/15	Brown Brothers Harriman	EUR 233	USD 254	$4

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR—Euro

USD—United States Dollar

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	T otal
Affiliated Investment Funds	$8,569	$—	$—	$8,569

Total Investments in Securities	$8,569	$—	$—	$8,569

Other Financial Instruments	Level 1	Level 2	Level 3	T otal
Forwards Contracts - appreciation**	$—	$4	$—	$4
Forwards Contracts - depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$4	$—	$4

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2015, there were no Level 3 securities.

‡	At March 31, 2015, the tax basis cost of the Fund’s investments was $8,608 ($Thousands), and the unrealized appreciation and depreciation were $ 68 ($ Thousands) and ($107) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2015